Lease - Schedule of Operating Lease Cost (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other information
Cash paid for operating leases	$ 2,547,358	$ 2,122,665
ROU assets obtained in exchange for new operating lease liabilities	$ 1,132,783	$ 2,637,381
Operating leases	1 year 7 months 24 days	1 year 8 months 26 days
Operating leases	7.61%	4.94%